Debt and Other Financing (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The carrying value of the Company’s outstanding debt consisted of the following amounts:

	December 31,	December 31,
	2021	2020
	(in thousands)
Current portion of long-term debt	$—	$16,798
Non-current portion of long-term debt	74,126	86,637
Total long-term debt	74,126	103,435
Unamortized debt issuance cost	(2,718)	(1,827)
Outstanding balance	$71,408	$101,608
Under the Company’s loan agreements, minimum required maturities are as follows:

For the years ending December 31,	(in thousands)
2022	$—
2023	—
2024	74,126
Total outstanding	$74,126
The ending balance of the Company’s outstanding debt as of December 31, 2021 and 2020, consisted of the following:

		December 31,	December 31,
Name of Loan	Effective Interest Rate	2021	2020
		(in thousands)
Loans from related parties	7.41% - 8.00%	$74,126	$83,737
Small Business Administration Loan (Paycheck Protection Program)	1.86%	—	3,600
Line of credit	3.65%	—	16,098
Total		$74,126	$103,435

Schedule of Debt Conversions
The following table summarizes the additional shares of Legacy BlackSky class A common stock and warrants to purchase Legacy BlackSky class A common stock issued as a result of the Bridge Notes.

	Legacy BlackSky Class A Common Stock(1)	Legacy BlackSky Class A Common Stock Warrants(1)
	(in thousands)
Issued to SVB guarantors	8,485	—
Issued in connection with the initial tranche of Bridge Notes	11,544	3,873
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	314	51
Total	20,343	3,924
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(1)Issuance of class A common stock and class A common stock warrants has been retroactively restated to give effect to the reverse recapitalization.